6. Derivative Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Loss on change in fair value of derivative liabilities	$ 0	$ 29,168	$ 88,501